SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. Management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial Statements [Policy Text Block]
b.	Financial statements in U.S. dollars ("dollars"):

A majority of the Group's revenues is generated in dollars. In addition, most of the Group's costs are denominated and determined in dollars and in new Israeli shekels. Management believes that the dollar is the currency in the primary economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

Consolidation, Policy [Policy Text Block]
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
d.	Cash equivalents:
  Cash equivalents represent short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less, at the date acquired.

Short Term Bank Deposits [Policy Text Block]
e.	Short-term and restricted bank deposits:

Short-term and restricted bank deposits are deposits with maturities of more than three months, but less than one year. The deposits are mainly in dollars and bear interest at an average rate of 1.51% and 1.30% for the years ended December 31, 2014 and 2015, respectively. Short-term and restricted deposits are presented at amortized cost. Any accrued interest on these deposits is included in other receivables and prepaid expenses.

In connection with the long-term bank loans and their related covenants, the Company is required to maintain compensating balances with the banks and to maintain deposits in the same banks that provided the Company's loans ( see Note 12). In addition, the Company maintains restricted deposits in connection with foreign exchange derivatives, guarantees for prepayment of account receivables and an office lease agreement (see also Note 13a). Out of the short-term and restricted bank deposits, a total of $7,097 and $5,356 are restricted short-term deposits as of December 31, 2014 and 2015, respectively.

Marketable Securities, Policy [Policy Text Block]
f.	Marketable securities:

The Group accounts for investments in debt securities in accordance with ASC 320, "Investments-Debt and Equity Securities".

Management determines the appropriate classification of its investments in marketable debt securities at the time of purchase and reevaluates such determinations at each balance sheet date.

As of December 31, 2014 and 2015, the Group classified all of its marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive income (loss)” in shareholders’ equity. Realized gains and losses on sale of investments are included in “financial income (expenses), net” and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in “financial income (expenses), net”.

The Group recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Group’s intent to sell, including whether it is more-likely-than-not that the Group will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in the statements of operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income (loss).

For the years ended December 31, 2013, 2014 and 2015, no other-than-temporary impairment losses have been identified.

Inventory, Policy [Policy Text Block]
g.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined as follows:

Raw materials - using the "weighted average cost" method. Finished products - using the "weighted average cost" method with the addition of direct manufacturing costs.

The Group periodically evaluates the quantities on hand relative to current and historical selling prices, historical and projected sales volume and technological obsolescence. Based on these evaluations, inventory write-offs are taken based on slow moving items, technological obsolescence, excess inventories, discontinuation of products lines and for market prices lower than cost.

Long Term Bank Deposits [Policy Text Block]
h.	Long-term and restricted bank deposits:

Bank deposits and the related accrued interest with maturities of more than one year are included in long-term investments and presented at their cost. Accrued interest that is payable within a one year period is included in other receivables and prepaid expenses. The deposits are denominated in dollars and bear interest at an average rate of 2.54% and 1.00% for the years ended December 31, 2014 and 2015, respectively. In connection with the long-term bank loans, the Company is required to maintain compensating balances with the banks ( see also Note 12). Out of the total long-term bank deposits, a total of $4,005 and $3,080 are restricted long-term deposits as of December 31, 2014 and 2015, respectively.

Investment, Policy [Policy Text Block]
i.	Investment in an affiliated company:

The Company accounts for investment in affiliated company in which it has the ability to exercise significant influence over the operating and financial policies, using the equity method of accounting in accordance with the requirements of ASC 323, "Investments - Equity Method and Joint Ventures" ("ASC 323").

Investment in affiliated company represents investment in ordinary shares, preferred shares, convertible loans and non-convertible loans. According to ASC 323, additional losses of such company in excess of the carrying amount of the equity investment are recognized based on the seniority level (priority in liquidation) of the particular type of investment held by the Company.

The Company's investment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable in accordance with ASC 323. During the years ended December 31, 2013, 2014 and 2015, no impairment losses had been identified.

Property, Plant and Equipment, Policy [Policy Text Block]
j.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

The Group's long-lived assets are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant and Equipment - Subsequent Measurement", whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets (asset group) to be held and used is measured by a comparison of the carrying amount of an asset (asset group) to the future undiscounted cash flows expected to be generated by the asset if such assets are considered to be impaired. The impairment to be recognized is measured by the amount by which the carrying amount of the assets (asset groups) exceeds the fair value of the assets (asset groups).  During the years ended December 31, 2013, 2014 and 2015, no impairment losses had been identified for property and equipment.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
k.	Intangible assets:

Intangible assets are comprised of acquired technology, customer relations and licenses.

Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives, which range from four and a half to ten years. Recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

During the years ended December 31, 2013, 2014 and 2015, no impairment losses were identified.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
l.	Goodwill:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

The Group performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Group operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350, "Intangibles – Goodwill and Other", prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Group measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. The Group has an option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required.

For each of the three years in the period ended December 31, 2015, the Group performed an annual impairment analysis, using market capitalization, and no impairment losses have been identified.

Revenue Recognition, Policy [Policy Text Block]
m.	Revenue recognition:

The Group generates its revenues primarily from the sale of products through a direct sales force and sales representatives. The Group's products are delivered to its customers, which include original equipment manufacturers, network equipment providers, systems integrators and distributors in the telecommunications and networking industries, all of whom are considered end-users.

Revenues from products and services are recognized in accordance with ASC 605, "Revenue Recognition", ("ASC 605"), when the following criteria are met: persuasive evidence of an arrangement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is reasonably assured. The Group has no remaining obligation to customers after the date on which products are delivered other than pursuant to warranty obligations and right of return.

In a multiple element arrangement, Accounting Standards Update ("ASU") 2009-13, Topic 605 - "Multiple-Deliverable Revenue Arrangements" requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price.

The selling price for a deliverable is based on its vendor-specific objective evidence ("VSOE") if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Group then recognizes revenue on each deliverable in accordance with its policies for product and service revenue recognition. VSOE of selling price is based on the price charged when the element is sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices fall within a narrow range based on stand-alone rates. TPE of selling price is established by evaluating largely interchangeable competitor products or services in stand-alone sales to similarly situated customers. However, as the Group's products contain a significant element of proprietary technology and its solutions offer substantially different features and functionality, the comparable pricing of products with similar functionality typically cannot be obtained. Additionally, as the Group is unable to reliably determine what competitors products' selling prices are on a stand-alone basis, the Group is not typically able to determine TPE. The ESP is established considering multiple factors including, but not limited to, pricing practices in different geographical areas and through different sales channels, gross margin objectives, internal costs, competitors' pricing strategies, and industry technology lifecycles. The selling price of the products and professional services was based on ESP. Maintenance selling price was based on VSOE.

The Group limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the future delivery of products or services or subject to customer-
specific return or refund privileges. The Group evaluates each deliverable in an arrangement to determine whether they represent separate units of accounting.

The Group grants to certain customers a right of return or the ability to exchange a specific percentage of the total price paid for products they have purchased over a limited period for other products. The Group maintains a provision for product returns and exchanges and other incentives based on its experience with historical sales returns, analysis of credit memo data and other known factors, in accordance with ASC 605. The provision was deducted from revenues and amounted to $1,338 and $1,737 as of December 31, 2014 and 2015, respectively.

Revenues from the sale of products which were not yet determined to be final sales due to acceptance provisions are deferred and included in deferred revenues. In cases where collectability is not probable, revenues are deferred and recognized upon collection.

Deferred revenues include amounts invoiced to customers for which revenue has not yet been recognized.

Standard Product Warranty, Policy [Policy Text Block]
n.	Warranty costs:

The Group usually provides a warranty period of 12 months at no extra charge. The Group estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Group's warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Group periodically assesses the adequacy of its recorded warranty liability and adjusts the amount as necessary. As of December 31, 2014 and 2015, the provision for warranty amounted to $458 and $407, respectively.

Research and Development Expense, Policy [Policy Text Block]
o.	Research and development costs:

ASC 985-20, "Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the consolidated statement of comprehensive loss as incurred.

Participation grants from the Office of the Chief Scientist of the Israeli Ministry of Economy and Industry, ("OCS") for research and development activity are recognized at the time the Company is entitled to such grants on the basis of the costs incurred and included as a deduction of research and development costs. Research and development grants recognized during the years ended December 31, 2013, 2014 and 2015 were $2,799, $3,871 and $5,448, respectively.

Income Tax, Policy [Policy Text Block]
p.	Income taxes:

The Group accounts for income taxes in accordance with ASC 740, "Income Taxes", ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carry forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group records a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more-likely-than- not that some portion or all of the deferred tax asset will not be realized.

In addition, ASC 740 prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The first step is to evaluate the tax position taken or expected to be taken in a tax return. This is done by determining if the weight of available evidence indicates that it is more-likely-than-not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Interest and penalties assessed by taxing authorities on an underpayment of income taxes are included as a component of income tax expense in the consolidated statements of operations.

Comprehensive Income, Policy [Policy Text Block]
q.	Accumulated other comprehensive income (loss) ("AOCI"):

The Company accounts for comprehensive income in accordance with ASC topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

The components of AOCI   were as follows:

	Unrealized (Losses) on Available- for-Sale Investments	Unrealized Gains on Cash Flow Hedges	Total

Balance as of January 1, 2015	$(388)	$127	$(261)

Other comprehensive income (loss) before reclassifications	(35)	374	339
Amounts reclassified from AOCI	13	(228)	(215)
Other comprehensive income (loss)	(22)	146	124

Balance as of December 31, 2015	$(410)	$273	$(137)

The effects on net income of amounts reclassified from AOCI for the year ended December 31, 2015 derive from realized gains on cash flow hedges recorded in operating expenses and from realized losses on marketable securities recorded in financial expenses (income).

Concentration Risk, Credit Risk, Policy [Policy Text Block]
r.	Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables, marketable securities and foreign currency derivative contracts.

The majority of the Group's cash and cash equivalents, bank deposits and foreign currency derivative contracts are invested in dollar instruments with major banks in Israel and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group's investments are corporations with high credit standing.

Accordingly, management believes that low credit risk exists with respect to these financial investments.

Marketable securities include investments in dollar linked corporate bonds. Marketable securities consist of highly liquid debt instruments with high credit standing. The Company’s investment policy, approved by the Board of Directors, limits the amount the Group may invest in any one type of investment or issuer, thereby reducing credit risk concentrations. Management believes that the portfolio is well diversified and, accordingly, minimal credit risk exists with respect to these marketable debt securities.

The trade receivables of the Group are derived from sales to customers located primarily in the Americas, the Far East, Israel and Europe. Under certain circumstances, the Group may require letters of credit, other collateral, additional guarantees or advance payments.

Regarding certain credit balances, the Group is covered by foreign trade risk insurance. The Group performs ongoing credit evaluations of its customers and establishes an allowance for doubtful accounts based upon a specific review.

Earnings Per Share, Policy [Policy Text Block]
s.	Basic and diluted earnings (loss) per share:

Basic earnings (loss) per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings (loss) per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

Senior convertible notes and certain outstanding stock options, restricted share units ("RSUs") and warrants have been excluded from the calculation of the diluted earnings per share since such securities are anti-dilutive for all years presented. The total weighted average number of shares related to the outstanding options, RSUs and warrants that have been excluded from the calculation of diluted earnings (loss) per share was 1,545,867, 954,823 and 2,250,433 for the years ended December 31, 2013, 2014 and 2015, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
t.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expenses for the value of its awards based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" ("ASC 505-50") with respect to options and warrants issued to non-employees. Accordingly, the Company uses option valuation models to measure the fair value of the options and warrants at the measurement date as defined in ASC 505-50.

The Company accounted for changes in award terms as a modification in accordance with ASC 718. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original award measured immediately before its terms are modified based on current circumstances.

The weighted-average estimated fair value of employee stock options granted during the years ended December 31, 2013, 2014 and 2015, was $3.00, $2.97 and $2.04 per share, respectively, using the Black-Scholes option pricing formula. Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year Ended December 31,
	2013	2014	2015

Dividend yield	0%	0%	0%
Expected volatility	58.9%-61.9%	54.8%-59.4%	53.32%-55.86%
Risk-free interest	0.63%-1.78%	1.48%-1.86%	1.14%-1.74%
Expected life	4.72-5.67 years	4.74-5.43 years	4.75-5.43 years
Forfeiture rate	4.0%	4.0%	4.0%

The Company used its historical volatility in accordance with ASC 718. The computation of volatility uses historical volatility derived from the Company's exchange traded shares. The expected term of options granted is estimated based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life of the Company's options. The dividend yield assumption is based on the Company's historical experience and expectation of no future dividend payouts and may be subject to substantial change in the future. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The total stock-based compensation expenses relating to all of the Company's stock-based awards recognized for the years ended December 31, 2013, 2014 and 2015 were included in items of the consolidated statements of operations as follows:

	Year Ended December 31,
	2013	2014	2015

Cost of revenues	$62	$89	$101
Research and development expenses, net	408	585	429
Selling and marketing expenses	625	1,105	1,061
General and administrative expenses	606	767	782

Total stock-based compensation expenses	$1,701	$2,546	$2,373

Treasury Stock [Policy Text Block]
u.	Treasury stock:

The Company has repurchased its ordinary shares from time to time in the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. See also Note 14a.

Severance Pay [Policy Text Block]
v.	Severance pay:

The liability for severance pay for Israeli employees is calculated pursuant to Israel's Severance Pay Law, 1963, based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date for all employees in Israel. Employees who have been employed for more than a one year period are entitled to one month's salary for each year of employment or a portion thereof. The Group's liability for all of its Israeli employees is fully provided for by monthly deposits with severance pay funds, pension funds, insurance policies and by an accrual. The value of these deposits is recorded as an asset in the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law, 1963 or labor agreements.

Since March 2011, the Group's agreements with new Israeli employees are under Section 14 of the Israeli Severance Pay Law, 1963. The Company's contributions for severance pay have replaced its severance obligation. Upon contribution of the full amount of the employee's monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are made by the Company to the employee. The Group is legally released from the obligations to employees once the deposit amounts have been paid, and therefore the severance pay liability is not reflected in the balance sheet.

Severance pay expenses for the years ended December 31, 2013, 2014 and 2015, amounted to $1,878, $1,961 and $2,153, respectively.

Employee Benefit Plan [Policy Text Block]
w.	Employee benefit plan:

The Group has 401(k) defined contribution plans covering employees in the U.S. All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the IRS limit of $18 during the years ended December 31, 2014 and 2015, plus a catch-up contribution of $6  for participants age 50 or over. The Group matches 50% of employees’ contributions, up to a maximum of 6% of the employees’ annual pay. In the years ended December 31, 2013, 2014 and 2015, the Group matched contributions in the amount of $244, $284 and $287, respectively.

Advertising Costs, Policy [Policy Text Block]
x.	Advertising expenses:

Advertising expenses are charged to the statements of operations as incurred. Advertising expenses for the years ended December 31, 2013, 2014 and 2015 amounted to $342, $562 and $604, respectively.

Fair Value of Financial Instruments, Policy [Policy Text Block]
y.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Group using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Group could realize in a current market exchange.

The following methods and assumptions were used by the Group in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, trade payables, other receivables and other payables and accrued expenses approximate their fair value due to the short-term maturity of such instruments. The fair value of long-term bank loans also approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

The fair value of foreign currency contracts is estimated by obtaining current quotes from banks and market observable data of similar instruments.

The fair value of marketable securities is estimated by obtaining the fair value of the marketable securities from the bank, which is based on current quotes and market value provided by external service providers.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As Such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820") establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2	-
Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data

Level 3	-
Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See also Note 9.

Derivatives, Methods of Accounting, Hedging Derivatives [Policy Text Block]
z.	Derivatives and hedging:

The Group accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging" ("ASC 815").

The Group accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings. The changes in fair value of such instruments are included as earnings in "Financial income (expenses), net" at each reporting period.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) in equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is classified as payroll and rent expenses. The ineffective portion of the gain or loss on the derivative instrument is recognized in current earnings and classified as financial income or expenses. To receive hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions.

New Accounting Pronouncements, Policy [Policy Text Block]
aa.	Impact of recently issued accounting pronouncements:

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers." ASU 2014-09 supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. As currently issued and amended, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, though early adoption is permitted for annual reporting periods beginning after December 15, 2016. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on its consolidated financial statements, implementing accounting system changes related to the adoption, and considering additional disclosure requirements. The Company is still evaluating the effect that the updated standard will have its consolidated financial statements and related disclosures.

In February 2015, the FASB issued Accounting Standards Update No. 2015-02 (ASU 2015-02) "Consolidation (Topic 810): Amendments to the Consolidation Analysis." ASU 2015-02 changes the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. The Company will adopt this standard in the first quarter of 2016 on a retrospective basis. The Company does not expect the adoption of this standard to have a material impact on its consolidated statement of operations or consolidated balance sheet, but it may result in additional disclosures.

In July 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2015-11 (ASU 2015-11) "Simplifying the Measurement of Inventory". ASU 2015-11 simplified the current guidance under which the Company should measure the inventory at the lower of cost or market. Under ASU 2015-11, inventory is measured at the “lower of cost and net realizable value,” which eliminates the other two options that currently exist for “market”: (1) replacement cost and (2) net realizable value less an approximately normal profit margin. ASU 2015-11 is effective for annual reporting periods beginning after December 15, 2016, and interim periods within reporting period beginning after December 15, 2017. Early adoption is permitted. The Company elected to adopt ASU 2015-11 during the year ended December 31, 2015. The new standard has not had a material effect on the financial statements.

In September 2015, the FASB issued ASU 2015-16, "Simplifying the Accounting for Measurement-period Adjustments." This new guidance requires an acquirer in a business combination to recognize adjustments to the provisional amounts that are identified during the measurement period to be reported in the period in which the adjustment amounts are determined. In addition, the effect on earnings of changes in depreciation, amortization and other items as a result of the change to the provisional amounts, calculated as if the accounting had been complete as of the acquisition date, must be recorded in the reporting period in which the adjustment amounts are determined. ASU 2015-16 is effective for fiscal periods beginning after December 15, 2015 and must be applied prospectively. Early adoption is permitted. The Company has not yet adopted ASU 2015-16 and does not expect the adoption of this guidance to have a material impact on its consolidated financial position or results of operations.

In November 2015, the FASB issued Accounting Standards Update No. 2015-17 (ASU 2015-17) “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”.  ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and noncurrent amounts in the consolidated balance sheet statement of financial position. The amendments in the update require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet. The amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented. Early adoption is permitted. The Company has early adopted this standard in the fourth quarter of 2015 on a retrospective basis. Prior periods have been retrospectively adjusted.

As a result of the adoption of ASU 2015-17, the Company made the following adjustments to the December 31, 2014 balance sheet: a $3,320 decrease to current deferred tax assets and a corresponding increase to noncurrent deferred tax asset.

In February 2016, the FASB issued ASU 2016-02, “Leases” (Topic 842), whereby, lessees will be required to recognize for all leases at the commencement date a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Companies may not apply a full retrospective transition approach. ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018. Early application is permitted. The Company is evaluating the potential impact of this pronouncement.